UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Intermediate High Income Fund

5/31/09

CIH-SEM

MFS® Intermediate High Income Fund

New York Stock Exchange Symbol: CIF

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent market events have shown the value of certain types of investments. In down markets especially, the benefits that funds offer — diversification, professional management, and transparency of operations — become even more important for investors.

This year, MFS celebrates the 85th anniversary of its flagship fund, Massachusetts Investors Trust. Founded in 1924, Massachusetts Investors Trust was America’s first mutual fund. Over the years, MFS has managed money through wars, recessions, and countless boom and bust market cycles. As dire as today’s economic climate may seem, experience has taught us the benefits of maintaining a long-term view. No one can predict when the market will fully recover. Still, we remain fully confident that the hallmarks of funds — diversification, professional management, and transparency — can serve long-term investors well through any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact MFS or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure

Top five industries reflecting equivalent exposure of derivative positions (i)
Medical & Health Technology & Services	9.7%
Utilities — Electric Power	8.5%
Gaming & Lodging	8.2%
Network & Telecommunication	8.0%
Energy — Independent	7.7%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Credit quality of bonds (r)
AAA	3.4%
AA	0.1%
A	1.0%
BBB	4.1%
BB	23.1%
B	41.2%
CCC	19.5%
CC	2.1%
C	0.3%
D	2.5%
Not Rated	2.7%
Portfolio facts
Average Duration (d)(i)	5.1
Average Effective Maturity (i)(m)	7.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	B+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Portfolio Composition – continued

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/09.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in high income debt instruments.

MFS may invest the fund’s assets in other types of debt instruments and equity securities.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest the fund’s assets in foreign securities.

The fund’s dollar-weighted average effective maturity will normally be between three and ten years. In determining an instrument’s effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a call, put, pre-refunding, prepayment or redemption provision, or an adjustable coupon) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

pursuant to its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

Stock markets are volatile and can decline due to adverse issuer, market, industry, political, regulatory or economic conditions. The value of the portfolio’s equity investments will fluctuate in response to many factors including company specific factors as well as general market, economic, political and regulatory conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators upon whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the proceeds from the borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov and on the MFS Web site at mfs.com.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio manager of the fund since June 2007.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004. Portfolio manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and may increase the fund’s expense ratio.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling
1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at

Dividend Reinvestment and Cash Purchase Plan – continued

www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

The following changes in the Plan will take effect on September 1, 2009:

•

When dividend reinvestment is being made through purchases in the open market, such purchases will be made on or shortly after the payment date for such distribution (except where temporary limits on purchases are legally required) and in no event more than 15 days thereafter (instead of 45 days as previously specified).

•

In an instance where the Plan Agent either cannot invest the full amount of the distribution through open market purchases or the fund’s shares are no longer selling at a discount to the current net asset value per share, the fund will supplementally issue additional shares at the greater of net asset value per share or 95% of the current market value price per share calculated on the date that such request is made (instead of the distribution date net asset value as previously specified). This price may be greater or lesser than the fund’s net asset value per share on the distribution payment date.

PORTFOLIO OF INVESTMENTS

5/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 119.5%
Issuer	Shares/Par	Value ($)

Aerospace - 1.2%
Bombardier, Inc., 6.3%, 2014 (n)	$215,000	$188,125
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	195,000	81,900
TransDigm Group, Inc., 7.75%, 2014	90,000	86,850
Vought Aircraft Industries, Inc., 8%, 2011	430,000	210,700

		$567,575
Airlines - 1.5%
AMR Corp., 7.858%, 2011	$265,000	$242,475
Continental Airlines, Inc., 7.339%, 2014	524,000	356,320
Delta Air Lines, Inc., 7.111%, 2011	85,000	79,050

		$677,845
Apparel Manufacturers - 0.6%
Broder Brothers Co., 11.25%, 2010	$260,000	$81,900
Hanesbrands, Inc., FRN, 5.697%, 2014	220,000	177,100

		$259,000
Asset Backed & Securitized - 5.8%
Banc of America Commercial Mortgage, Inc., 5.39%, 2045	$175,928	$87,005
Banc of America Commercial Mortgage, Inc., 5.772%, 2051	600,000	285,338
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2049	200,000	146,005
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2051	176,159	90,248
Banc of America Commercial Mortgage, Inc., FRN, 6.208%, 2051 (z)	450,000	55,824
Citigroup Commercial Mortgage Trust, FRN, 5.699%, 2049	275,000	49,064
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	197,320	96,382
CWCapital LLC, 5.223%, 2048	55,000	40,804
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045	415,000	236,762
JPMorgan Chase Commercial Mortgage Securities Corp., 5.466%, 2047	354,818	177,006
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	320,000	240,399
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	250,617	60,122
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	404,598	89,844
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049	1,169,622	217,207
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	155,000	32,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	$ 155,000	$38,134
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 2049	450,000	206,994
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	125,000	59,028
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.748%, 2050	190,000	134,342
Wachovia Bank Commercial Mortgage Trust, FRN, 5.69%, 2047	250,000	40,325
Wachovia Bank Commercial Mortgage Trust, FRN, 5.75%, 2047	175,000	25,035
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051	450,000	210,565

		$2,619,016
Automotive - 4.1%
Accuride Corp., 8.5%, 2015	$ 195,000	$57,525
Allison Transmission, Inc., 11%, 2015 (n)	400,000	312,000
FCE Bank PLC, 7.125%, 2012	EUR 500,000	600,822
Ford Motor Credit Co. LLC, 9.75%, 2010	$ 205,000	194,105
Ford Motor Credit Co. LLC, 12%, 2015	145,000	133,318
Ford Motor Credit Co. LLC, 8%, 2016	140,000	112,426
Goodyear Tire & Rubber Co., 8.625%, 2011	107,000	104,058
Goodyear Tire & Rubber Co., 9%, 2015	244,000	233,020
Goodyear Tire & Rubber Co., 10.5%, 2016	110,000	109,450

		$1,856,724
Broadcasting - 4.1%
Allbritton Communications Co., 7.75%, 2012	$ 685,000	$477,787
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)	380,000	38,000
Clear Channel Communications, Inc., 10.75%, 2016	95,000	22,800
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	200,000	199,000
Lamar Media Corp., 6.625%, 2015	260,000	221,000
Lamar Media Corp., “C”, 6.625%, 2015	295,000	238,950
LBI Media, Inc., 8.5%, 2017 (z)	150,000	54,188
LIN TV Corp., 6.5%, 2013	460,000	318,550
Local TV Finance LLC, 9.25%, 2015 (p)(z)	420,000	56,525
Newport Television LLC, 13%, 2017 (n)(p)	430,000	8,690
Nexstar Broadcasting Group, Inc., 7%, 2014	96,000	33,360
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (p)(z)	291,381	82,789
Univision Communications, Inc., 9.75%, 2015 (n)(p)	470,000	135,008
Young Broadcasting, Inc., 8.75%, 2014 (d)	120,000	900

		$1,887,547

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.8%
Janus Capital Group, Inc., 6.95%, 2017	$ 205,000	$161,535
Nuveen Investments, Inc., 10.5%, 2015 (n)	395,000	211,325

		$372,860
Building - 1.8%
Associated Materials, Inc., 9.75%, 2012	$ 135,000	$114,075
Associated Materials, Inc., 11.25%, 2014	270,000	86,400
Building Materials Corp. of America, 7.75%, 2014	335,000	293,125
Nortek, Inc., 10%, 2013	290,000	187,775
Nortek, Inc., 8.5%, 2014	165,000	43,725
Ply Gem Industries, Inc., 11.75%, 2013	165,000	105,600

		$830,700
Business Services - 2.4%
First Data Corp., 9.875%, 2015	$ 320,000	$217,600
Iron Mountain, Inc., 6.625%, 2016	185,000	171,125
SunGard Data Systems, Inc., 9.125%, 2013	365,000	351,312
SunGard Data Systems, Inc., 10.25%, 2015	377,000	342,127

		$1,082,164
Cable TV - 5.3%
Cablevision Systems Corp., 8%, 2012	$ 325,000	$319,312
CCO Holdings LLC, 8.75%, 2013	405,000	370,575
Charter Communications, Inc., 10.375%, 2014 (n)	140,000	133,000
Charter Communications, Inc., 10.875%, 2014 (n)	165,000	169,950
CSC Holdings, Inc., 8.5%, 2014 (n)	85,000	84,575
DirectTV Holdings LLC, 7.625%, 2016	590,000	570,825
Mediacom LLC, 9.5%, 2013	105,000	100,275
Videotron LTEE, 6.875%, 2014	65,000	61,425
Virgin Media Finance PLC, 8.75%, 2014	EUR 160,000	220,537
Virgin Media Finance PLC, 8.75%, 2014	$ 180,000	173,700
Virgin Media Finance PLC, 9.5%, 2016	100,000	95,574
Virgin Media, Inc., 9.125%, 2016	100,000	96,500

		$2,396,248
Chemicals - 3.0%
Dow Chemical Co., 8.55%, 2019	$ 175,000	$174,983
Huntsman International LLC, 6.875%, 2013 (n)	EUR 200,000	176,712
Innophos Holdings, Inc., 8.875%, 2014	$ 495,000	444,262
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	340,000	299,200
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	200,331	49,085
Momentive Performance Materials, Inc., 11.5%, 2016	180,000	42,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Nalco Co., 7.75%, 2011	$53,000	$53,530
Nalco Co., 8.875%, 2013	130,000	130,650

		$1,370,722
Construction - 0.2%
Lennar Corp., 12.25%, 2017 (n)	$80,000	$82,400

Consumer Goods & Services - 4.7%
Corrections Corp. of America, 6.25%, 2013	$175,000	$165,812
Corrections Corp. of America, 7.75%, 2017	50,000	49,000
GEO Group, Inc., 8.25%, 2013	210,000	204,750
Jarden Corp., 7.5%, 2017	185,000	160,025
KAR Holdings, Inc., 10%, 2015	420,000	338,100
KAR Holdings, Inc., FRN, 5.027%, 2014	100,000	75,000
Service Corp. International, 7.375%, 2014	50,000	48,125
Service Corp. International, 6.75%, 2016	205,000	188,600
Service Corp. International, 7%, 2017	785,000	716,312
Ticketmaster, 10.75%, 2016 (n)	250,000	200,000

		$2,145,724
Containers - 2.2%
Crown Americas LLC, 7.625%, 2013	$215,000	$209,625
Graham Packaging Holdings Co., 9.875%, 2014	400,000	356,000
Greif, Inc., 6.75%, 2017	350,000	324,625
Owens-Brockway Glass Container, Inc., 8.25%, 2013	120,000	120,000

		$1,010,250
Defense Electronics - 1.1%
L-3 Communications Corp., 5.875%, 2015	$240,000	$213,600
L-3 Communications Corp., 6.375%, 2015	310,000	282,100

		$495,700
Electronics - 1.0%
Flextronics International Ltd., 6.25%, 2014	$265,000	$237,175
Freescale Semiconductor, Inc., 8.875%, 2014	230,000	103,500
Spansion, Inc., 11.25%, 2016 (d)(n)	425,000	95,625

		$436,300
Energy - Independent - 7.5%
Berry Petroleum Co., 10.25%, 2014	$150,000	$147,188
Chaparral Energy, Inc., 8.875%, 2017	295,000	169,994
Chesapeake Energy Corp., 7%, 2014	114,000	103,455
Chesapeake Energy Corp., 9.5%, 2015	115,000	113,563
Chesapeake Energy Corp., 6.375%, 2015	410,000	351,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Forest Oil Corp., 8.5%, 2014 (n)	$60,000	$57,900
Forest Oil Corp., 7.25%, 2019	270,000	232,200
Hilcorp Energy I LP, 9%, 2016 (n)	285,000	250,800
Mariner Energy, Inc., 8%, 2017	300,000	237,000
McMoRan Exploration Co., 11.875%, 2014	130,000	100,750
Newfield Exploration Co., 6.625%, 2014	155,000	142,600
OPTI Canada, Inc., 8.25%, 2014	315,000	217,350
Petrohawk Energy Corp., 10.5%, 2014 (n)	185,000	189,625
Plains Exploration & Production Co., 7%, 2017	350,000	304,500
Quicksilver Resources, Inc., 8.25%, 2015	25,000	20,875
Quicksilver Resources, Inc., 7.125%, 2016	490,000	357,700
Range Resources Corp., 8%, 2019	130,000	128,050
SandRidge Energy, Inc., 9.875%, 2016 (z)	75,000	71,438
SandRidge Energy, Inc., 8%, 2018 (n)	235,000	198,575

		$3,395,138
Entertainment - 1.2%
AMC Entertainment, Inc., 11%, 2016	$325,000	$326,625
AMC Entertainment, Inc., 8.75%, 2019 (z)	250,000	240,625

		$567,250
Financial Institutions - 2.7%
GMAC LLC, 6.875%, 2011 (z)	$973,000	$870,835
GMAC LLC, 7%, 2012 (z)	105,000	91,875
GMAC LLC, 6.75%, 2014 (z)	145,000	121,075
GMAC LLC, 8%, 2031 (z)	189,000	141,750

		$1,225,535
Food & Beverages - 2.8%
ARAMARK Corp., 8.5%, 2015	$430,000	$410,113
B&G Foods, Inc., 8%, 2011	325,000	320,125
Dean Foods Co., 7%, 2016	250,000	234,375
Del Monte Corp., 6.75%, 2015	335,000	317,412

		$1,282,025
Forest & Paper Products - 3.1%
Abitibi-Consolidated, Inc., 8.375%, 2015 (d)	$380,000	$36,100
Bowater, Inc., 6.5%, 2013 (d)	500,000	65,000
Cellu Tissue Holdings, Inc., 11.5%, 2014 (z)	235,000	229,713
Georgia-Pacific Corp., 7.125%, 2017 (n)	190,000	178,600
Georgia-Pacific Corp., 8%, 2024	425,000	361,250
Graphic Packaging International Corp., 9.5%, 2013	240,000	224,400
Jefferson Smurfit Corp., 8.25%, 2012 (d)	125,000	39,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Forest & Paper Products - continued
Millar Western Forest Products Ltd., 7.75%, 2013	$ 375,000	$142,500
NewPage Holding Corp., 10%, 2012	90,000	50,400
Smurfit-Stone Container Corp., 8%, 2017 (d)	192,000	62,400

		$1,389,738
Gaming & Lodging - 7.6%
Ameristar Casinos, Inc., 9.25%, 2014 (z)	$ 115,000	$116,150
Boyd Gaming Corp., 6.75%, 2014	295,000	230,100
Circus & Eldorado Joint Venture, 10.125%, 2012	300,000	237,375
Firekeepers Development Authority, 13.875%, 2015 (z)	335,000	301,500
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(n)	695,000	31,275
Harrah’s Operating Co., Inc., 11.25%, 2017 (z)	105,000	101,850
Harrah’s Operating Co., Inc., 10%, 2018 (z)	164,000	109,470
Harrah’s Operating Co., Inc., 10%, 2018 (z)	640,000	427,200
Host Hotels & Resorts, Inc., 7.125%, 2013	115,000	106,950
Host Hotels & Resorts, Inc., 6.75%, 2016	160,000	137,600
Host Hotels & Resorts, Inc., 9%, 2017 (z)	55,000	51,700
MGM Mirage, 6.75%, 2013	190,000	126,350
MGM Mirage, 5.875%, 2014	90,000	57,150
MGM Mirage, 10.375%, 2014 (z)	40,000	41,200
MGM Mirage, 7.5%, 2016	165,000	107,250
MGM Mirage, 11.125%, 2017 (z)	105,000	109,988
Pinnacle Entertainment, Inc., 7.5%, 2015	810,000	676,350
Royal Caribbean Cruises Ltd., 7%, 2013	125,000	104,062
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	55,000	53,487
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	75,000	63,750
Station Casinos, Inc., 6%, 2012 (d)	245,000	88,200
Station Casinos, Inc., 6.875%, 2016 (d)	715,000	21,450
Station Casinos, Inc., 6.625%, 2018 (d)	875,000	26,250
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	465,000	55,800
Wyndham Worldwide Corp., 6%, 2016	105,000	78,691

		$3,461,148
Industrial - 1.5%
Baldor Electric Co., 8.625%, 2017	$ 150,000	$136,500
Blount International, Inc., 8.875%, 2012	55,000	54,725
JohnsonDiversey, Inc., 9.625%, 2012	EUR 100,000	125,112
JohnsonDiversey, Inc., “B”, 9.625%, 2012	$ 360,000	351,000

		$667,337
Insurance - Property & Casualty - 0.7%
USI Holdings Corp., 9.75%, 2015 (z)	$ 575,000	$314,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Machinery & Tools - 0.4%
Case New Holland, Inc., 7.125%, 2014	$ 215,000	$199,412

Major Banks - 1.6%
Bank of America Corp., 8% to 2018, FRN to 2049	$ 415,000	$324,750
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049	470,000	392,464

		$717,214
Medical & Health Technology & Services - 9.4%
Biomet, Inc., 10%, 2017	$ 135,000	$138,038
Biomet, Inc., 11.625%, 2017	405,000	398,925
Community Health Systems, Inc., 8.875%, 2015	435,000	430,106
Cooper Cos., Inc., 7.125%, 2015	120,000	114,900
DaVita, Inc., 7.25%, 2015	395,000	371,300
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	165,000	170,775
HCA, Inc., 6.375%, 2015	285,000	220,162
HCA, Inc., 9.25%, 2016	840,000	825,300
HCA, Inc., 8.5%, 2019 (n)	160,000	156,400
Psychiatric Solutions, Inc., 7.75%, 2015	290,000	261,000
U.S. Oncology, Inc., 10.75%, 2014	240,000	228,600
U.S. Oncology, Inc., FRN, 6.903%, 2012 (p)	295,000	195,651
Universal Hospital Services, Inc., 8.5%, 2015 (p)	400,000	384,000
VWR Funding, Inc., 10.25%, 2015 (p)	525,000	393,750

		$4,288,907
Metals & Mining - 3.9%
Arch Western Finance LLC, 6.75%, 2013	$255,000	$232,050
FMG Finance Ltd., 10.625%, 2016 (n)	300,000	266,250
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	805,000	798,963
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	120,000	108,000
Peabody Energy Corp., 7.375%, 2016	405,000	385,762

		$1,791,025
Municipals - 1.4%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011	$575,000	$402,500
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046	410,000	223,409

		$625,909
Natural Gas - Distribution - 1.6%
AmeriGas Partners LP, 7.125%, 2016	$345,000	$319,556
Inergy LP, 6.875%, 2014	450,000	411,750

		$731,306

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 5.1%
Atlas Pipeline Partners LP, 8.125%, 2015	$ 175,000	$107,625
Atlas Pipeline Partners LP, 8.75%, 2018	250,000	152,500
Colorado Interstate Gas Co., 6.8%, 2015	91,000	91,622
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	115,000	113,598
El Paso Corp., 6.875%, 2014	325,000	307,795
El Paso Corp., 8.25%, 2016	155,000	153,838
El Paso Corp., 7.25%, 2018	295,000	271,714
Energy Transfer Partners LP, 9%, 2019	175,000	195,368
Kinder Morgan, Inc., 6.5%, 2012	80,000	77,400
MarkWest Energy Partners LP, 6.875%, 2014 (z)	210,000	169,050
Williams Cos., Inc., 8.125%, 2012	140,000	143,172
Williams Cos., Inc., 7.75%, 2031	215,000	185,975
Williams Partners LP, 7.25%, 2017	400,000	360,000

		$2,329,657
Network & Telecom - 7.8%
Cincinnati Bell, Inc., 8.375%, 2014	$ 455,000	$430,544
Cincinnati Bell, Inc., 7%, 2015	395,000	362,412
Citizens Communications Co., 9.25%, 2011	350,000	362,687
Citizens Communications Co., 7.875%, 2027	325,000	264,875
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR 240,000	329,109
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)	$ 225,000	184,500
Qwest Communications International, Inc., 7.25%, 2011	430,000	417,100
Qwest Communications International, Inc. “ B”, 7.5%, 2014	250,000	230,000
Qwest Corp., 7.875%, 2011	125,000	124,531
Qwest Corp., 7.5%, 2014	145,000	138,475
Qwest Corp., 8.375%, 2016 (z)	105,000	103,163
Windstream Corp., 8.625%, 2016	625,000	614,062

		$3,561,458
Precious Metals & Minerals - 0.9%
Teck Resources Ltd., 9.75%, 2014 (n)	$ 105,000	$104,475
Teck Resources Ltd., 10.75%, 2019 (n)	300,000	308,625

		$413,100
Printing & Publishing - 1.7%
American Media Operations, Inc., 9%, 2013 (p)(z)	$ 24,622	$11,991
American Media Operations, Inc., 14%, 2013 (p)(z)	257,074	98,345
Dex Media West LLC, 9.875%, 2013 (d)	978,000	210,270
Idearc, Inc., 8%, 2016 (d)	317,000	7,133
Morris Publishing, 7%, 2013 (d)	310,000	11,625
Nielsen Finance LLC, 10%, 2014	205,000	195,263

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - continued
Nielsen Finance LLC, 11.5%, 2016 (n)	$90,000	$85,500
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	175,000	112,000
Quebecor World, Inc., 6.125%, 2013 (d)	240,000	20,100
Tribune Co., 5.25%, 2015 (d)	160,000	8,000

		$760,227
Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$80,000	$68,800

Retailers - 1.9%
Couche-Tard, Inc., 7.5%, 2013	$70,000	$69,125
Dollar General Corp., 11.875%, 2017 (p)	40,000	42,200
General Nutrition Centers, Inc., FRN, 6.403%, 2014 (p)	205,000	169,638
Limited Brands, Inc., 5.25%, 2014	45,000	37,516
Macy’s Retail Holdings, Inc., 5.35%, 2012	70,000	64,377
Macy’s Retail Holdings, Inc., 5.75%, 2014	225,000	189,041
Rite Aid Corp., 7.5%, 2017	155,000	121,675
Sally Beauty Holdings, Inc., 10.5%, 2016	185,000	185,463

		$879,035
Specialty Chemicals - 1.0%
Ashland, Inc., 9.125%, 2017 (z)	$200,000	$203,000
INVISTA, 9.25%, 2012 (n)	285,000	266,475

		$469,475
Specialty Stores - 0.6%
Payless ShoeSource, Inc., 8.25%, 2013	$295,000	$253,700

Supermarkets - 0.3%
SUPERVALU, Inc., 8%, 2016	$125,000	$122,500

Telecommunications - Wireless - 3.7%
Cricket Communications, Inc., 7.75%, 2016 (z)	$135,000	$130,444
Crown Castle International Corp., 9%, 2015	165,000	166,650
Crown Castle International Corp., 7.75%, 2017 (z)	105,000	103,425
MetroPCS Wireless, Inc., 9.25%, 2014	275,000	276,031
Nextel Communications, Inc., 6.875%, 2013	165,000	137,362
Sprint Nextel Corp., 8.375%, 2012	290,000	285,650
Sprint Nextel Corp., 8.75%, 2032	170,000	134,300
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	415,000	435,750

		$1,669,612

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - 0.6%
Embarq Corp., 7.995%, 2036	$ 160,000	$138,400
Frontier Communications Corp., 8.25%, 2014	160,000	156,400

		$294,800
Tobacco - 2.0%
Alliance One International, Inc., 8.5%, 2012	$ 295,000	$274,350
Altria Group, Inc., 9.7%, 2018	250,000	284,520
Reynolds American, Inc., 7.625%, 2016	345,000	338,648

		$897,518
Transportation - Services - 1.9%
Eurocar Groupe S.A., FRN, 4.781%, 2013 (n)	EUR 300,000	$243,863
Hertz Corp., 8.875%, 2014	$ 555,000	505,050
Quality Distribution, Inc., 9%, 2010	265,000	132,500

		$881,413
Utilities - Electric Power - 6.6%
AES Corp., 8%, 2017	$ 285,000	$265,050
Calpine Corp., 8%, 2016 (z)	165,000	156,956
Dynegy Holdings, Inc., 7.5%, 2015	170,000	136,850
Dynegy Holdings, Inc., 7.125%, 2018	540,000	345,600
Dynegy Holdings, Inc., 7.75%, 2019	200,000	145,500
Edison Mission Energy, 7%, 2017	335,000	242,875
Mirant North America LLC, 7.375%, 2013	340,000	325,550
NRG Energy, Inc., 7.375%, 2016	665,000	625,931
NRG Energy, Inc., 7.375%, 2017	245,000	230,300
RRI Energy, Inc., 7.875%, 2017	188,000	157,920
Texas Competitive Electric Holdings LLC, 10.25%, 2015	665,000	394,013

		$3,026,545
Total Bonds (Identified Cost, $69,834,093)		$54,375,372

Floating Rate Loans (g)(r) - 7.4%
Aerospace - 0.6%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.22%, 2014	$ 27,154	$15,583
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.61%, 2014	461,256	264,710

		$280,293
Automotive - 1.6%
Federal-Mogul Corp., Term Loan B, 2.34%, 2014	$ 270,385	$166,512
Ford Motor Co., Term Loan, 3.61%, 2013	496,446	351,391

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Automotive - continued
General Motors, Term Loan B, 8%, 2013	$246,789	$231,159
Mark IV Industries, Inc., Second Lien Term Loan, 9.85%, 2011 (d)	306,318	2,489

		$751,551
Broadcasting - 0.5%
Gray Television, Inc., Term Loan, 3.92%, 2014 (o)	$110,921	$59,551
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	109,414	47,361
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	308,618	133,587

		$240,499
Building - 0.1%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$30,436	$25,667

Business Services - 0.6%
First Data Corp., Term Loan B-1, 3.05%, 2014	$371,387	$272,273

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan, 6.24%, 2014	$141,179	$119,649

Consumer Goods & Services - 0.1%
KAR Holdings, Inc., Term Loan B, 3.05%, 2013	$40,669	$34,823

Electronics - 0.1%
Freescale Semiconductor, Inc., Term Loan B, 2.16%, 2013	$105,350	$64,615

Forest & Paper Products - 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2010 (d)	$97,621	$74,802

Gaming & Lodging - 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.59%, 2014	$525,000	$52,500
MGM Mirage, Term Loan, 2011 (o)	68,835	52,205

		$104,705
Industrial - 0.1%
Oshkosh Truck Corp., Term Loan B, 7.24%, 2013	$30,573	$26,178

Printing & Publishing - 0.6%
Nielsen Finance LLC, Term Loan, 2.38%, 2013	$165,262	$145,508
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	410,906	113,146

		$258,654

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Specialty Chemicals - 0.3%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$37,413	$38,330
LyondellBasell, DIP Term Loan B-3, 5.94%, 2014	37,395	29,833
LyondellBasell, Dutch Tranche Revolving Credit Loan, 5.75%, 2014 (o)	3,113	1,307
LyondellBasell, Dutch Tranche Term Loan, 5.75%, 2014 (o)	7,366	3,094
LyondellBasell, German Tranche Term Loan B-1, 6%, 2014 (o)	8,936	3,753
LyondellBasell, German Tranche Term Loan B-2, 6%, 2014 (o)	8,936	3,753
LyondellBasell, German Tranche Term Loan B-3, 6%, 2014 (o)	8,936	3,753
LyondellBasell, U.S. Tranche Revolving Credit Loan, 5.75%, 2014 (o)	11,673	4,903
LyondellBasell, U.S. Tranche Term Loan, 5.75%, 2014 (o)	22,240	9,341
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	38,778	16,287
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	38,778	16,287
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	38,778	16,287

		$146,928
Specialty Stores - 0.4%
Michaels Stores, Inc., Term Loan B, 2.67%, 2013 (o)	$271,678	$194,024

Utilities - Electric Power - 1.7%
Calpine Corp., DIP Term Loan, 4.09%, 2014 (o)	$197,703	$170,611
NRG Energy, Inc., Letter of Credit, 2.82%, 2013 (o)	46,991	43,461
NRG Energy, Inc., Term Loan, 2.97%, 2013 (o)	88,262	81,633
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.88%, 2014 (o)	667,862	456,484

		$752,189
Total Floating Rate Loans (Identified Cost, $4,751,646)		$3,346,850

Common Stocks - 1.1%
Cable TV - 0.6%
Cablevision Systems Corp., “A”	4,000	$76,120
Comcast Corp., “A”	10,800	148,716
Time Warner Cable, Inc.	1,300	40,027

		$264,863
Energy - Integrated - 0.1%
Chevron Corp.	900	$60,003

Gaming & Lodging - 0.2%
Pinnacle Entertainment, Inc. (a)	8,100	$86,265

Printing & Publishing - 0.0%
American Media, Inc. (a)	4,713	$6,315

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 0.2%
Windstream Corp.	10,900	$91,669

Trucking - 0.0%
Quality Distribution, Inc. (a)(z)	2,687	$5,240
Total Common Stocks (Identified Cost, $858,591)		$514,355

Preferred Stocks - 0.7%
Financial Institutions - 0.2%
Preferred Blocker, Inc., 7% (z)	229	$96,588

Major Banks - 0.5%
Bank of America Corp., 8.625%	12,500	$240,500
Total Preferred Stocks (Identified Cost, $488,830)		$337,088

Convertible Bonds - 0.0%
Telephone Services - 0.0%
Virgin Media, Inc., 6.5%, 2016 (Identified Cost, $5,800) (z)	$10,000	$7,738

	Strike Price	First Exercise

Warrants - 0.0%
Cable TV - 0.0%
SIRIUS XM Radio, Inc. (1 share for 1 warrant) (a)	$ 9.83	9/16/00	600	$120

Telephone Services - 0.0%
Jazztel PLC (6 shares for 1 warrant) (z)	EUR 204.6	7/05/00	350	$0
Total Warrants (Identified Cost, $70,525)				$120

Money Market Funds (v) - 2.3%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value			1,047,421	$1,047,421
Total Investments (Identified Cost, $77,056,906)				$59,628,944

Other Assets, Less Liabilities - (31.0)%				(14,120,268)
Net Assets - 100.0%				$45,508,676

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,986,255, representing 11.0% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AMC Entertainment, Inc., 8.75%, 2019	5/28/09	$242,500	$240,625
American Media Operations, Inc., 14%, 2013	1/29/09-4/15/09	132,931	98,345
American Media Operations, Inc., 9%, 2013	1/29/09-4/15/09	14,993	11,991
Ameristar Casinos, Inc., 9.25%, 2014	5/12/09	111,669	116,150
Ashland, Inc., 9.125%, 2017	5/19/09-5/29/09	195,008	203,000
Banc of America Commercial Mortgage, Inc., FRN, 6.208%, 2051	6/19/08	325,497	55,824
Calpine Corp., 8%, 2016	5/12/09	157,583	156,956
Cellu Tissue Holdings, Inc., 11.5%, 2014	5/19/09	226,465	229,713
Cricket Communications, Inc., 7.75%, 2016	5/28/09-5/29/09	130,003	130,444
Crown Castle International Corp., 7.75%, 2017	4/15/09	101,947	103,425
Firekeepers Development Authority, 13.875%, 2015	4/22/08	327,413	301,500
GMAC LLC, 6.875%, 2011	12/26/08-5/21/09	804,799	870,835
GMAC LLC, 8%, 2031	12/26/08-4/30/09	117,120	141,750
GMAC LLC, 6.75%, 2014	2/09/09	94,975	121,075
GMAC LLC, 7%, 2012	1/23/09	74,025	91,875
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08-10/03/08	763,071	427,200
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08-10/03/08	205,026	109,470

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Harrah’s Operating Co., Inc., 11.25%, 2017	5/27/09	$101,036	$101,850
Host Hotels & Resorts, Inc., 9%, 2017	5/05/09	53,139	51,700
Jazztel PLC (Warrants)	11/29/00	602	—
LBI Media, Inc., 8.5%, 2017	7/18/07	147,525	54,188
Local TV Finance LLC, 9.25%, 2015	5/02/07-9/08/08	420,525	56,525
MGM Mirage, 11.125%, 2017	5/14/09	102,218	109,988
MGM Mirage, 10.375%, 2014	5/14/09	38,880	41,200
MarkWest Energy Partners LP, 6.875%, 2014	5/20/09	163,901	169,050
Nexstar Broadcasting Group, Inc., 7%, 2014	11/13/07-6/10/08	235,994	82,789
Orascom Telecom Finance S.C.A., 7.875%, 2014	2/01/07	225,000	184,500
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	176,330	96,588
Quality Distribution, Inc.	12/28/06	—	5,240
Qwest Corp., 8.375%, 2016	4/07/09	97,123	103,163
SandRidge Energy, Inc., 9.875%, 2016	5/11/09	71,845	71,438
USI Holdings Corp., 9.75%, 2015	4/26/07-11/28/07	548,500	314,813
Virgin Media, Inc., 6.5%, 2016	3/10/09-3/23/09	5,800	7,738
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	416,037	435,750
Total Restricted Securities			$5,296,698
% of Net Assets			11.6%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 5/31/09

Forward Foreign Currency Exchange Contracts at 5/31/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation – Liability Derivatives
SELL	EUR	UBS AG	904,662	7/20/09	$1,227,717	$1,278,441	$(50,724)

At May 31, 2009, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $76,009,485)	$58,581,523
Underlying funds, at cost and value	1,047,421
Total investments, at value (identified cost, $77,056,906)		$59,628,944
Cash	11,226
Receivables for
Investments sold	2,120,707
Interest and dividends	1,324,530
Receivable from investment adviser	26,087
Other assets	21,154
Total assets		$63,132,648
Liabilities
Notes payable	$16,000,000
Payables for
Distributions	36,136
Forward foreign currency exchange contracts	50,724
Investments purchased	1,376,687
Payable to affiliates
Management fee	22,081
Transfer agent and dividend disbursing costs	2,903
Administrative services fee	192
Payable for independent trustees’ compensation	6,666
Accrued interest expense	76,248
Accrued expenses and other liabilities	52,335
Total liabilities		$17,623,972
Net assets		$45,508,676
Net assets consist of
Paid-in capital	$108,123,644
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(17,477,161)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(44,647,259)
Accumulated distributions in excess of net investment income	(490,548)
Net assets		$45,508,676
Shares of beneficial interest outstanding		20,837,909
Net asset value per share (net assets of $45,508,676 / 20,837,909 shares of beneficial interest outstanding)		$2.18

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,168,547
Dividends	41,867
Dividends from underlying funds	1,513
Foreign taxes withheld	(605)
Total investment income		$3,211,322
Expenses
Management fee	$249,482
Transfer agent and dividend disbursing costs	8,491
Administrative services fee	8,727
Independent trustees’ compensation	6,252
Stock exchange fee	12,150
Custodian fee	8,099
Interest expense	244,179
Shareholder communications	19,526
Auditing fees	33,527
Legal fees	9,270
Miscellaneous	20,461
Total expenses		$620,164
Fees paid indirectly	(92)
Reduction of expenses by investment adviser	(168,687)
Net expenses		$451,385
Net investment income		$2,759,937
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(5,088,892)
Foreign currency transactions	(30,537)
Net realized gain (loss) on investments and foreign currency transactions		$(5,119,429)
Change in unrealized appreciation (depreciation)
Investments	$15,700,841
Translation of assets and liabilities in foreign currencies	(100,207)
Net unrealized gain (loss) on investments and foreign currency translation		$15,600,634
Net realized and unrealized gain (loss) on investments and foreign currency		$10,481,205
Change in net assets from operations		$13,241,142

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/09	Year ended 11/30/08
Change in net assets	(unaudited)
From operations
Net investment income	$2,759,937	$6,859,780
Net realized gain (loss) on investments and foreign currency transactions	(5,119,429)	(6,829,487)
Net unrealized gain (loss) on investments and foreign currency translation	15,600,634	(29,896,547)
Change in net assets from operations	$13,241,142	$(29,866,254)
Distributions declared to shareholders
From net investment income	$(3,647,986)	$(6,735,222)
Change in net assets from fund share transactions	$(10,537)	$(305,868)
Total change in net assets	$9,582,619	$(36,907,344)
Net assets
At beginning of period	35,926,057	72,833,401
At end of period (including accumulated distributions in excess of net investment income of $490,548 and undistributed net investment income of $397,501)	$45,508,676	$35,926,057

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/09 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Net increase in net assets from operations	$13,241,142
Adjustments to reconcile increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(17,314,200)
Proceeds from disposition of investment securities	20,060,261
Proceeds from disposition of short-term investments, net	252,579
Unrealized appreciation/depreciation on foreign currency contracts	106,840
Decrease in dividends and interest receivable	351,666
Increase in other assets	(7,133)
Increase in receivable for investments sold	(1,911,361)
Increase in payable for investments purchased	914,019
Decrease in accrued expenses and other liabilities	(140,546)
Net amortization/accretion of income	(285,654)
Decrease in receivable from investment adviser	104,648
Unrealized appreciation (depreciation) on investments	(15,700,841)
Realized gain (loss) on investments	5,088,892
Net cash provided by operating activities	$4,760,312
Cash flows from financing activities:
Net decrease in notes payable	(1,000,000)
Decrease in payable to custodian	(32,475)
Decrease in interest payable	(51,223)
Distributions paid in cash	(3,654,851)
Reinvestment of shares of beneficial interest	96,824
Repurchase of shares of beneficial interest	(107,361)
Net cash used by financing activities	$(4,749,086)
Net increase in cash	$11,226
Cash:
Beginning of period	$—
End of period	$11,226

Supplementary disclosure of cash flow information: cash paid during the year for interest $295,402.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$1.72		$3.47	$3.64	$3.60	$3.87	$3.57
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.33	$0.29	$0.29	$0.33	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		(1.76)	(0.18)	0.09	(0.28)	0.26
Total from investment operations	$0.64		$(1.43)	$0.11	$0.38	$0.05	$0.60
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.32)	$(0.28)	$(0.34)	$(0.32)	$(0.30)
Net increase from repurchase of capital shares	$0.00	(w)	$0.00 (w)	$—	$—	$—	$—
Net asset value, end of period	$2.18		$1.72	$3.47	$3.64	$3.60	$3.87
Per share market value, end of period	$1.99		$1.35	$2.97	$3.46	$3.15	$3.51
Total return at market value (%)	62.54	(n)	(48.49)	(6.95)	21.22	(1.63)	9.24
Total return at net asset value (%) (r)(s)(t)	39.76	(n)	(43.83)	3.34	11.60	1.96	18.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.22	(a)	3.55	3.35	3.33	2.81	2.66
Expenses after expense reductions (f)	2.34	(a)	2.81	3.24	3.12	2.79	N/A
Expenses after expense reductions and excluding interest expense (f)(l)	1.08	(a)	1.01	1.04	1.04	1.37	1.48
Net investment income	14.32	(a)	10.80	7.97	8.24	8.79	9.25
Portfolio turnover	22		62	90	54	66	80
Net assets at end of period (000 Omitted)	$45,509		$35,926	$72,833	$76,433	$75,662	$81,229

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Intermediate High Income Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund invests a significant amount of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time

Notes to Financial Statements (unaudited) – continued

period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to

Notes to Financial Statements (unaudited) – continued

determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,795,961	$57,826,668	$6,315	$59,628,944
Other Financial Instruments	$	$(50,724)	$—	$(50,724)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(3,771)	—
Net purchases (sales)	10,086	—
Transfers in and/or out of Level 3	—	—
Balance as of 5/31/09	$6,315	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FASB Statement No. 157, Fair Value Measurements and requires an entity to evaluate certain factors to determine

Notes to Financial Statements (unaudited) – continued

whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB

Notes to Financial Statements (unaudited) – continued

Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2009:

		Asset Derivatives		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value	Location on Statement of Assets and Liabilities	Fair Value
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	$—	Payable for forward foreign currency exchange contracts	$(50,724)

The following table presents by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2009 as reported in the Statement of Operations:

Foreign Currency Transactions
Foreign Exchange Contracts	$(26,011)

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2009 as reported on the Statement of Operations:

Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange Contracts	$(106,840)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master

Notes to Financial Statements (unaudited) – continued

Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for

Notes to Financial Statements (unaudited) – continued

posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At May 31, 2009, the portfolio had unfunded loan commitments of $12,467, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short term investments.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/08
Ordinary income (including any short-term capital gains)	$6,735,222

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/09
Cost of investments	$76,763,877
Gross appreciation	1,191,211
Gross depreciation	(18,326,144)
Net unrealized appreciation (depreciation)	$(17,134,933)

As of 11/30/08
Undistributed ordinary income	$570,721
Capital loss carryforwards	(38,462,274)
Post-October capital loss deferral	(1,302,437)
Other temporary differences	(122,211)
Net unrealized appreciation (depreciation)	(32,891,923)

As of November 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/09	$(23,203,433)
11/30/10	(6,431,055)
11/30/13	(796,437)
11/30/14	(2,075,017)
11/30/16	(5,956,332)
$(38,462,274)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The fund pays the adviser a monthly fee equal to 20% of the fund’s leverage income after deducting the expenses of leveraging (“Net leverage income”); provided, however, if the fund’s net leverage income is less than zero, the adviser pays the fund the percentage indicated of the fund’s net leverage income. The management fee

Notes to Financial Statements (unaudited) – continued

incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 1.29% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that the total annual fund operating expenses do not exceed 1.00% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2009. For the six months ended May 31, 2009, this reduction amounted to $168,545 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2009, these fees paid to MFSC amounted to $3,588. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2009, the fund did not pay any out-of-pocket expenses to MFSC.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.0453% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – The fund’s former independent trustees participated in a Deferred Compensation Plan (the Plan). The fund’s current independent trustees are not allowed to defer compensation under the Plan. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $6,632 of deferred trustees’ compensation.

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $297 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $142, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $11,459,629 and $13,787,210, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 80,800 shares of beneficial interest during the six months ended May 31, 2009 at an average price per share of $1.33 and a weighted average discount of 18.00% per share. The fund repurchased and retired 135,301 shares of beneficial interest during the year ended November 30, 2008 at an average price per share of $2.26 and a weighted average discount of 20.98% per share. Transactions in fund shares were as follows:

	Period ended 5/31/09		Year ended 11/30/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	50,514	$96,824	—	$—
Treasury shares reacquired	(80,800)	(107,361)	(135,301)	(305,868)
Net decrease	(30,286)	$(10,537)	(135,301)	$(305,868)

Notes to Financial Statements (unaudited) – continued

(6)	Loan Agreement

On January 16, 2009, the fund entered into a credit agreement with a bank for a revolving line of credit that can be drawn upon up to $20,000,000. This credit agreement matures on January 15, 2010. Interest is charged at a rate per annum equal to LIBOR plus 1.00% or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR plus 1.00% or the Federal Funds Rate plus 1.00%. The fund had outstanding borrowings under this agreement at May 31, 2009 in the amount of $6,000,000. The fund paid a facility fee of $14,509 during the period, which is based on the commitment amount. At May 31, 2009, the fund also had a $10,000,000 Term Loan B outstanding with a bank. This term loan bears interest at 3.68% per annum and is due January 18, 2011. Borrowings under both of these agreements can be made for liquidity or leverage purposes. The fund incurred interest expense in the amount of $244,179 during the period in connection with these loan agreements. For the six months ended May 31, 2009, the average daily loan balance was $16,285,714 at a weighted average interest rate of 3.01%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Prior to January 16, 2009, the fund had a similar credit agreement in place with a bank for a revolving line of credit in the amount up to $10,000,000. This credit agreement expired January 15, 2009 and was replaced with the new revolving line of credit mentioned above. Additionally, the fund repaid Term Loan A in the amount of $6,000,000 which bore interest at the rate of 3.77% per annum and expired on January 16, 2009.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the funds assumes the following to be affiliated issuers:

	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Institutional Money Market Portfolio	—	6,074,762	(5,027,341)	1,047,421

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,513	$1,047,421

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Intermediate High Income Fund

We have reviewed the accompanying statement of assets and liabilities of the MFS Intermediate High Income Fund (the Fund), including the portfolio of investments, as of May 31, 2009, and the related statements of operations and cash flows, changes in net assets, and financial highlights for the six-month period ended May 31, 2009. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2008, and the financial highlights for each of the two years in the period ended November 30, 2008, and in our report dated January 20, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the three years in the period ended November 30, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial statements.

Boston, Massachusetts

July 17, 2009

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s two most recent reviews and renewals of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2008 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1.800.SEC.0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: CIF

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/08-12/31/08	80,800	1.63	80,800	1,884,250
1/01/09-1/31/09	0	N/A	0	1,884,250
2/01/09-2/28/09	0	N/A	0	1,884,250
3/01/09-3/31/09	0	N/A	0	2,083,791
4/01/09-4/30/09	0	N/A	0	2,083,791
5/01/09-5/31/09	0	N/A	0	2,083,791

Total	80,800		80,800

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2009 plan year is 2,083,791.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.